Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (2,255,726)	$ (2,032,933)	$ (2,673,346)	$ (1,882,071)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense		69,108	69,108	250,709
Share issued for conversion fees	18,704	3,295
Stock based fee, upon conversion of notes			9,884	6,830
Depreciation and intangibles amortization		6,698	8,931	7,374
Write-off of impaired intangible			35,719
Amortization of debt discounts	276,972	65,753	157,446	183,992
Accretion of premium on convertible notes	156,000	193,557	258,557	407,186
Net gain on settlement of accounts payable and accrued expenses				(31,479)
(Gain) on debt extinguishment		(259,215)	(370,075)	(1,505,336)
Non-cash rent expense		4	(336)	848
Fee notes issued	156,000	135,000	196,000	62,500
(Gain) Loss on derivative, change in fair market value		8,710	8,710	5,916
Loan fee expense				2,670
Changes in Operating Assets and Liabilities:
Accounts receivable	151,771	(153,380)	(291,565)	221,003
Inventory	37,794	(41,216)	(31,080)	(17,238)
Prepaid expenses and other assets	(29,864)	24,219	24,219	6,521
Right of use lease asset	(907)
Accounts payable and accrued expenses	1,106,561	739,894
Accounts payable and accrued expenses and interest			961,654	703,927
Settlement payable	(97,114)		(7,958)
NET CASH USED IN OPERATING ACTIVITIES	(479,809)	(1,240,506)	(1,644,132)	(1,576,648)
Cash Flows from Investing Activities:
Purchase of Patent (Intangible)				(44,650)
Cash Used in Investing Activities				(44,650)
Cash Flows from Financing Activities:
Proceeds from stock sales			699,589	3,083,930
Proceeds from issuance of shares	99,333	699,589
Proceeds from line of credit	20,000
Net proceeds from notes payable	118,250
Repayments of notes payable	(26,042)
Net proceeds from convertible notes payable		101,250	101,250	487,500
Repayments of convertible notes		(122,766)
Repayments of promissory notes, MFA	(40,741)
Net proceeds from notes payable, related party	245,062	125,000
Repayments of convertible notes payable			(122,766)	(18,000)
Proceeds from loans and notes payable			390,000	752,382
Repayments on loans and notes payable			(232,763)	(880,624)
Repayment of line of credit			(4,885)	(36,724)
Proceeds notes payable – related party			125,000	190,000
Repayments on notes payable, related party	(75,667)	(76,745)	(110,860)	(190,000)
Repayments on note payable - seller	(3,000)	(27,000)
Repayments of line of credit		(4,885)
Repayments of factoring notes		(196,764)
Proceeds from short-term advances – related party				60,400
Repayments short-term advances related party				(60,400)
Repayment of loans and line of credit – related parties				(945,227)
NET CASH PROVIDED BY FINANCING ACTIVITIES	337,195	497,679	844,565	2,443,237
NET DECREASE IN CASH	(142,614)	(742,827)	(799,567)	821,939
CASH AT BEGINNING OF PERIOD	186,386	985,953	985,953	164,014
CASH AT END OF PERIOD	43,772	243,126	186,386	985,953
Supplemental Disclosures of Cash Flow Information:
Interest	26,067	26,767	37,551	501,690
Income Tax
Issuance of common stock for conversion of convertible notes and accrued interest	95,388	305,286
Original issue discounts notes			65,500	180,533
Reclassification of debt premium upon conversion of convertible debt	90,000	163,480
Issuance of common stock for note conversions			374,501	822,545
Debt discount	38,000	7,500
Issuance of common stock for accrued interest of note			18,744	60,298
Right-of-use asset and lease liability pursuant to ASC 842	140,561
Reclassification of debt premium upon note conversions			222,420	629,984
Value of Series C preferred stock in connection with an Exchange Agreement	336,000
Issuance of common stock for accrued salary				57,000
Purchase of convertible note by related party	5,747,872
Deemed dividend to adjust temporary equity to redemption value			570,632
Transfer of debt premium upon purchase by related party	$ 1,220,986
Issuance of convertible preferred stock charged to debt discounts			101,368
Dividend on convertible preferred stock			13,440
Warrants for common stock issued			200,387
Issuance/(cancellation) of common stock for potential legal settlement			(119,670)	119,670
Issuance of convertible note for accounts payable			$ 4,000